     As filed with the Securities and Exchange Commission on July 14, 2000
                                                      Registration No. 333-32592
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 ------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]

                      [_] Pre-Effective Amendment No.
                      [X] Post-Effective Amendment No. 1

                             North American Funds
              (Exact Name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                    (Address of Principal Executive Office)

                                (800) 872-8037
                       (Area Code and Telephone Number)

                           John I. Fitzgerald, Esq.
                                General Counsel
                             North American Funds
                              286 Congress Street
                          Boston, Massachusetts 02210
                                (800) 872-8037
                    (Name and Address of Agent for Service)

                                   Copy to:

                           Gregory D. Sheehan, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA 02110

                                 ------------


     It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

     This Amendment is being filed solely for the purpose of adding the enclosed exhibits to the Registration Statement.

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                             NORTH AMERICAN FUNDS
                                   FORM N-14
                                    PART C

                               OTHER INFORMATION

Item 16.  Exhibits.
          --------

(12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

          (a) Opinion of counsel as to tax matters related to the merger of the Tax-Sensitive Equity Fund.

          (b) Opinion of counsel as to tax matters related to the merger of the Equity-Income Fund.

          (c)  Consent of counsel.

                                      SIGNATURES
                                      ----------

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 14th day of July, 2000.

                              NORTH AMERICAN FUNDS


                              By:           *
                                  --------------------------
                                  Alice T. Kane, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                    Title(s)                 Date
----------                    --------                 ----


        *                     Trustee                  July 14, 2000
-----------------------
William F. Achtmeyer


        *                     Trustee                  July 14, 2000
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Don B. Allen


        *                     Trustee                  July 14, 2000
-----------------------
William F. Devin


        *                     Trustee; Chairman;       July 14, 2000
-----------------------
Alice T. Kane                 President and Principal
                              Executive Officer

        *                     Trustee                  July 14, 2000
-----------------------
Kenneth J. Lavery


        *                     Treasurer; Principal     July 14, 2000
-----------------------
Thomas J. Brown               Financial and Accounting
                              Officer



*By:  /s/ John I. Fitzgerald
      -------------------------------------
     John I. Fitzgerald as Attorney-in-Fact

                                 Exhibit Index

Exhibit No.       Exhibit Name
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12(a) Opinion of Ropes & Gray as to tax matters related to the Tax-Sensitive Equity Fund.

12(b) Opinion of Ropes & Gray as to tax matters related to the Equity-Income Fund.

12(c)             Consent of Ropes & Gray.